Income Taxes - Summary of Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure representing major components of tax expense income [line items]
Current taxes	$ 2,334	$ 1,154	$ 1,198
Adjustments for current tax of prior periods	(14)	10	(14)
Origination and reversal of temporary differences	173	91	327
Effect of changes in tax rates	11	(4)	3
Provision for taxes	2,504	1,251	1,514
Unrealized gains (losses) on FVOCI debt securities	(58)	143	140
Reclassification to earnings of (gains) on FVOCI debt securities	(14)	(25)	(26)
Gains (losses) on derivatives designated as cash flow hedges	(504)	541	521
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges	(149)	(16)	51
Unrealized gain (losses) on hedges of net foreign operations	180	(35)	(4)
Gains (losses) on remeasurement of pension and other employee future benefit plans	341	(88)	(196)
Gains (Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(70)	(10)	27
Unrealized gains on FVOCI equity securities	6		1
Share-based compensation	(10)	3
Aggregate provision for income tax in Other Comprehensive Income and Equity	(278)	513	514
Total provision for income taxes	2,226	1,764	2,028
Canada [member]
Disclosure representing major components of tax expense income [line items]
Federal current taxes	650	694	791
Provincial current taxes	373	402	465
Current taxes	1,023	1,096	1,256
Federal Deferred taxes	233	(11)	(113)
Provincial deferred taxes	134	(6)	(66)
Deferred taxes	367	(17)	(179)
Total provision for income taxes	1,390	1,079	1,077
Foreign countries [member]
Disclosure representing major components of tax expense income [line items]
Current taxes	940	450	308
Deferred taxes	(104)	235	643
Total provision for income taxes	$ 836	$ 685	$ 951